DESCRIPTION OF PLAN	12 Months Ended
Oct. 31, 2025
John Deere Savings and Investment Plan
DESCRIPTION OF PLAN
DESCRIPTION OF PLAN
1.	DESCRIPTION OF PLAN

The following is a general description of the John Deere Savings and Investment Plan (the “Plan”). This description applies to each of the years for which financial statements are presented and provides only general information. For a more complete description of the Plan’s provisions, participants should refer to the Plan document.

Deere & Company (the “Company”) maintains two defined contribution plans in the U.S. for the benefit of its employees. The investment assets of these plans are commingled and held in the John Deere Savings Plans Master Trust (the “Master Trust”). These plans are the John Deere Savings and Investment Plan and the John Deere Tax Deferred Savings Plan for Wage Employees. Each of the participating plans has an interest in the net assets of the Master Trust and changes therein.

Presentation of Amounts
All amounts are presented in thousands of dollars, unless otherwise specified.

General

The Plan was established July 1, 1984 for eligible employees of the Company and its subsidiaries. The purpose of the Plan is to encourage those employees to provide for their financial security through regular tax advantaged savings and to assist them through matching contributions from the Company. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (“ERISA”). The Deere & Company Retirement Plans Committee is the administrator of the Plan (“Administrator”). Fidelity Management Trust Company, Boston, Massachusetts, is the Plan trustee (“Trustee”), and Fidelity Investments Institutional Operations Company, Inc., an affiliate of the Trustee, is the recordkeeper (collectively, “Fidelity”).

Eligibility

Employees are eligible to participate in the Plan immediately upon hire if they are salaried or certain non-bargained hourly employees on the U.S. payroll of the Company or its participating subsidiaries.

Contributions

An eligible employee may elect to become a participant in the Plan by contacting Fidelity to authorize the Company to withhold contributions from his or her compensation during the period of participation. The Plan provides for automatic enrollment of all eligible newly hired employees at a six percent deferral rate. The Plan has an Annual Increase Program whereby newly hired eligible employees will have their deferral rates automatically increased by one percent every March 1st until changed by the employee. Participant contributions and investment elections are processed through Fidelity using a voice-response system, online through NetBenefits, or through a Fidelity representative. Participant contributions can range from one percent to 75 percent of compensation, as elected by the participant, as limited by the Internal Revenue Code (“IRC”). Participants may amend or revoke their elections as of the next occurring payroll period. The Plan accepts Roth elective contributions, as well as Roth catch-up contributions, made on behalf of eligible participants, which are allocated to a separate account source. Participants can rollover balances from conduit individual retirement accounts and qualified plans of former employers. The Company provides matching contributions to employees participating in the Plan up to a maximum of six percent of the employee’s earnings, as limited by the IRC. The matching contributions are 300 percent for the first two percent and 100 percent for the next four percent contributed by the employee. The matching contributions are 90 percent up to the maximum six percent of the employee’s earnings for Greeneville wage employees and 240 percent for the first two percent and 80 percent for the next four percent contributed by the employee for Sunbelt/A&I wage employees. The matching contributions are 60 percent up to the maximum of 6 percent of the employee’s earnings for Monosem employees. Contributions are sent to Fidelity as soon as practicable following each payroll period and are invested by Fidelity in funds as specified by the participants. Funds will be held and invested by Fidelity in a BlackRock Lifepath Index Fund closest to the employee’s 65th birthday (the default investment option) until designated investments have been elected by the participant.

All contributions are considered tax deferred under section 401(a) of the IRC, with the exception of Roth elective deferrals, which are made on an after-tax basis.

The Plan has the following options based on hire date:

●	Traditional - covers employees with hire dates before November 1, 1996 except for employees who opted into the Contemporary option described below. Under this option, participants are fully vested in their account balance at all times.
●	Contemporary - generally covers employees with hire dates on or after November 1, 1996 and prior to January 1, 2023 and existing employees at January 1, 1997 that selected this option. In the Contemporary option, the Company matching contribution vests after the participant has completed their third year of service.
●	Grow Together – generally covers employees with hire dates on or after January 1, 2023, and employees with hire dates on or after November 1, 2014 that elected participation in this option. These employees are provided with a noncontributory employer contribution of four percent, in addition to the Company matching contribution described above, that is fully vested and non-forfeitable. The Company matching contribution vests after the participant has completed their third year of service.

Participant Accounts

Individual accounts are maintained for each Plan participant. Each participant’s account is credited with the participant’s contributions, employer contributions, Plan earnings/losses (based on each participant’s investment elections), and charged with withdrawals and administrative expenses. Participants are immediately vested in their contributions and allocated earnings or losses. The benefit to which a participant is entitled is one that can be provided from the participant’s vested account balance.

Forfeited Accounts

Company contributions forfeited by nonvested participants are applied to offset administrative expenses or reduce Company contributions. At October 31, 2025 and 2024, forfeited nonvested accounts totaled $2,617 and $652, respectively. During the year ended October 31, 2025, Company contributions were reduced by $900 from forfeited nonvested accounts.

Fund Elections

Participants in the Plan direct the investment of their account balances into one or more investment funds, which include the following as of October 31, 2025:

●	Blended Interest Fund
●	Deere & Company Common Stock Fund*
●	International Equity Fund
●	U.S. Equity Fund
●	Any of 23 Common Collective Trust Funds

*Participants may not invest more than 20 percent of their future contributions in the Deere & Company Common Stock Fund or make an exchange into the Deere & Company Common Stock Fund that would result in the participant’s Deere & Company Common Stock Fund holdings exceeding 20 percent of their holdings after the exchange. This fund includes a dividend payout feature whereby participants may elect to receive dividends in their vested shares of Company common stock in either cash or as a reinvestment in Company common stock. If no election is made, the default option is reinvestment in Company common stock.

In addition, participants have access to Fidelity BrokerageLink, which is a self-directed brokerage account. Through this account, a participant has access to several thousand open-ended mutual funds from a variety of fund families.

Loans

Employees who participate in the Plan are eligible to borrow against their account balances. Loans must be at least $1,000 and are limited to the lesser of $50,000 (reduced by the participant’s highest outstanding loan balance during the immediately preceding one year period) or 50 percent of their vested account balances on the effective dates of the loans, and the term of the loan may not exceed five years (ten years if the loan proceeds are used to purchase a primary residence). The loans are secured by the balance in the participant’s account and interest is assessed at a rate which is determined based on the published prime interest rate. Repayment for actively employed participants is intended to be made via payroll deductions. A participant with an outstanding loan at the time of unpaid leave of absence, retirement, or separation from service may opt to continue making loan payments through the financial institution of their choice, which sends payments to Fidelity via Automated Clearing House transfers. A minimum of one payment must be made each quarter (equal to all payments due for the quarter) to keep the loan current. The entire loan must be repaid within five years of the effective date of the loan, unless the loan proceeds were used to purchase a primary residence, or the original loan term, whichever is less. Failure by the participant to make a quarterly payment or pay the loan off within five years of inception or the original loan term, whichever is less, will result in the outstanding loan balance becoming a taxable distribution to the participant. If an eligible participant elects to take full distribution of his account balance and a loan balance remains, the entire loan balance remaining will be taxable. The loans bear interest ranging from 4.25 percent to 10.50 percent.

Payment of Benefits

Distributions while the participants are employed by the Company may be subject to an IRS-imposed penalty unless the distribution meets certain legal requirements, or the participant has reached age 59-1/2. Participants who have terminated employment with the Company or retired may elect an immediate single lump-sum distribution or elect to receive periodic withdrawals. Retired and separated participants with vested balances of $1,000 or less are required to take full distribution of their account. Participants also have the option to leave their vested account balances in the Plan, subject to certain limitations and required minimum distribution rules. The beneficiary of a participant who died may elect a deferred distribution payable no later than five years after the participant’s death. Distributions from the Deere & Company Common Stock Fund may be in cash or whole shares and residual cash. Distributions from all other funds are in cash.

Employees are subject to federal income taxes on the pre-tax distributions from their accounts in the calendar year in which such distributions are received from Fidelity.

Hardship Withdrawals

Participants in the Plan, under IRS guidelines, may request hardship withdrawals for heavy and immediate financial needs which cannot be reasonably met from other resources of the participant. Only one hardship withdrawal is allowed in a 12-month period.